As filed with the Securities and Exchange Commission on September 17, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 1001	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1003	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on October 16, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

TUTTLE CAPITAL SPACEX 0DTE COVERED CALL ETF
TUTTLE CAPITAL ANTHROPIC 0DTE COVERED CALL ETF
TUTTLE CAPITAL OPEN AI 0DTE COVERED CALL ETF
TUTTLE CAPITAL ANDURIL 0DTE COVERED CALL ETF
TUTTLE CAPITAL FIGURE AI 0DTE COVERED CALL ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 16, 2026 as the new effective date for Post-Effective Amendment No. 675 to the Registration Statement filed on March 13, 2026 for the following funds:

TUTTLE CAPITAL SPACEX 0DTE COVERED CALL ETF
TUTTLE CAPITAL ANTHROPIC 0DTE COVERED CALL ETF
TUTTLE CAPITAL OPEN AI 0DTE COVERED CALL ETF
TUTTLE CAPITAL ANDURIL 0DTE COVERED CALL ETF
TUTTLE CAPITAL FIGURE AI 0DTE COVERED CALL ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 675 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 17th day of September, 2026.

ETF OPPORTUNITIES TRUST

By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	September 17, 2026

*Theo H. Pitt, Jr.	Trustee	September 17, 2026

*Dr. David J. Urban	Trustee	September 17, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	September 17, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	September 17, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney